CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME [Abstract]
Charter Revenues	$ 17,895	$ 17,697	$ 36,372
Charter Costs	(1,815)	(1,448)	(1,523)
Vessel Operating Costs	(20,454)	(24,137)	(24,580)
General and Administrative Costs	(4,222)	(4,503)	(4,261)
Depreciation Costs	(17,472)	(16,152)	(14,379)
Net Operating Loss	(26,068)	(28,543)	(8,372)
Interest Income	298	10	34
Interest Costs	(4,880)	(3,467)	(1,807)
Other Financial Costs	327	(151)	(699)
Total Financial Costs	(4,255)	(3,608)	(2,472)
Loss before income taxes	(30,323)	(32,151)	(10,844)
Income Tax Benefit	997	0	0
Net Loss and Comprehensive Loss	$ (29,326)	$ (32,151)	$ (10,844)
Basic Loss per Share (in dollars per share)	$ (0.53)	$ (1.54)	$ (0.47)
Diluted Loss per Share (in dollars per share)	$ (0.53)	$ (1.54)	$ (0.47)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	54,995,614	20,939,260	23,203,142
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	54,995,614	20,939,260	23,203,142
Cash dividend declared per common share (in dollars per share)	$ 0.08	$ 0.28	$ 0.94